Segment Information - Schedule of Long-Lived Assets By Geographic Location (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 27,736	$ 24,022
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	20,902	21,346
Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	406	96
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,519	1,839
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	8	17
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	626	458
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 275	$ 266